Intangible assets (Details) - Schedule of estimated future amortization expense - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Estimated Future Amortization Expense [Abstract]
2024	$ 53,290
2025	53,290
2026	53,290
2027	53,290
2028	53,290
Thereafter	159,866
Total	$ 426,316	$ 481,840